THE QUAKER MID-CAP VALUE FUND

     The following information should be read in conjuction with the section of the Prospectus indicated below, and replaces any inconsistent information in the Prospectus.

DIVIDENDS AND DISTRIBUTIONS (page 9)
PURCHASES BY MAIL (page 10)
HOW SHARES ARE REDEEMED (page 12)
REPORTING TO SHAREHOLDERS (page 17)
-----------------------------------

     Effective May 1 1998 the mailing address for the Funds will be: 555 North Lane, Suite 6160, Conshohocken, PA 19428.

PURCHASES BY WIRE (page 10)
CUSTODIAN (page 16)
-------------------

     Effective June 10, 1998 the custodian for the Funds will be CoreStates Bank, 1339 Chestnut Street, Philadelphia, PA 19107.

     Wiring instructions:

          CoreStates Bank N.A.
          Philadelphia, PA
          ABA # 031000011
          For the Quaker Mid-Cap Value Fund
          Acct # 1421141391
          For further credit to (shareholder's name and SS# or EIN#)

ADMINISTRATOR (page 15)
TRANSFER AGENT (page 15)
------------------------

     Effective May 1, 1998 Declaration Service Company, 555 North Lane, Suite 6160, Conshohocken, PA 19428 has been selected as the Administrator and the Transfer Agent for the Funds.